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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02864


                          Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  September 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


               Pioneer Bond Fund
               Schedule of Investments 9/30/04 (unaudited)

 Principal
   Amount                                                                                    Value
               ASSET BACKED SECURITIES - 3.1 %
               Diversified Financials - 1.3 %
               Diversified Financial Services - 1.2 %
   1,920,000   PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)            $              1,926,624
   1,406,332   Power Receivables Finance, 6.29%, 1/1/12 (144A)                                    1,473,709
                                                                                   $              3,400,333
               Total Diversified Financials                                        $              3,400,333
               Real Estate - 0.8 %
               Real Estate Investment Trusts - 0.8 %
   2,175,000   Global Signal Trust, 5.395%, 1/15/34 (144A)                         $              2,141,960
               Total Real Estate                                                   $              2,141,960
               Utilities - 1.0 %
               Electric Utilities - 1.0 %
     614,900   FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                     $                611,826
   1,800,000   Empresa Electric Guacolda, 8.625%, 4/30/13                                         2,025,625
                                                                                   $              2,637,451
               Total Utilities                                                     $              2,637,451
               TOTAL ASSET BACKED SECURITIES
               (Cost   $7,935,329)                                                 $              8,179,744

               COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4 %
               Insurance - 0.4 %
               Multi-Line Insurance - 0.4 %
   1,000,000   National Realty Finance 1999-A2, 6.48%, 1/15/09                     $              1,094,072
               Total Insurance                                                     $              1,094,072
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost   $1,007,983)                                                 $              1,094,072

               CORPORATE BONDS - 42.4 %
               Energy - 2.4 %
               Oil & Gas Exploration & Production - 1.2 %
   1,000,000   Cie Generale De Geophysique SA, 10.625%, 11/15/07                   $              1,059,000
   2,000,000   Gazprom International SA., 7.201%, 2/01/20 (144A)                                  2,025,000
                                                                                   $              3,084,000
               Oil & Gas Refining Marketing & Transportation - 1.2 %
   1,275,000   Semco Energy, Inc., 7.125%, 5/15/08                                 $              1,345,125
   1,750,000   Magellan Midstream Partners, L.P., 6.45%, 6/1/14                                   1,839,765
                                                                                   $              3,184,890
               Total Energy                                                        $              6,268,890
               Materials - 5.0 %
               Commodity Chemicals - 1.1 %
   1,100,000   Methanex Corp., 8.75%, 8/15/12                                      $              1,265,000
   1,500,000   Nova Chemicals Ltd., 6.5%, 1/15/12                                                 1,548,750
                                                                                   $              2,813,750
               Diversified Metals & Mining - 1.1 %
   2,575,000   Kennametal, Inc., 7.2%, 6/15/12                                     $              2,809,415
               Metal & Glass Containers - 0.8 %
   2,000,000   Greif Brothers Corp., 8.875%, 8/1/12                                $              2,230,000
               Paper Packaging - 0.4 %
   1,125,000   Abitibi-Consolidated, Inc., 6.95%, 12/15/06                         $              1,161,563
               Paper Products - 0.5 %
   1,300,000   Bowater Canada Finance, 7.95%, 11/15/11                             $              1,372,645
               Specialty Chemicals - 0.2 %
     500,000   Ferro Corp., 7.125%, 4/1/28                                         $                494,658
               Steel - 0.9 %
   1,000,000   International Steel Group, 6.5%, 4/15/14 (144A)                     $              1,000,000
   1,400,000   Ispat Inland ULC FRN, 4/1/2010                                                     1,491,000
                                                                                   $              2,491,000
               Total Materials                                                     $             13,373,031
               Capital Goods - 3.2 %
               Aerospace & Defense - 1.1 %
   1,500,000   L-3 Communication Corp., 7.625%, 6/15/12                            $              1,650,000
     500,000   L-3 Communications Corp., 6.125%, 7/15/13                                            506,250
     850,000   Precision Castparts Corp., 5.6%, 12/15/13                                            870,160
                                                                                   $              3,026,410
               Construction & Engineering - 0.2 %
     615,000   Shaw Group, Inc. 10.75%, 3/15/10                                    $                615,000
               Electrical Component & Equipment - 1.1 %
   2,750,000   Thomas & Betts Corp., 7.25%, 6/1/13                                 $              2,942,948
               Industrial Machinery - 0.8 %
   1,950,000   JLG Industries Inc., 8.375%, 6/15/12 (b)                            $              2,037,750
               Total Capital Goods                                                 $              8,622,108
               Commercial Services & Supplies - 0.2 %
               Diversified Commercial Services - 0.2 %
     500,000   Deluxe Corp., 3.5%, 10/1/07  (144A)                                 $                498,590
               Total Commercial Services & Supplies                                $                498,590
               Transportation - 0.7 %
               Airlines - 0.7 %
   1,548,465   Southwest Airlines Co., 7.67%, 1/2/14                               $              1,739,205
               Total Transportation                                                $              1,739,205
               Automobiles & Components - 1.8 %
               Auto Parts & Equipment - 0.1 %
     150,000   Lear Corp., 7.96%, 5/15/05 (144A)                                   $                154,680
               Automobile Manufacturers - 1.7 %
     500,000   General Motors Capital Corp., 7.5%, 7/15/05                         $                518,653
   1,500,000   Hertz Corp., 6.25%, 3/15/09                                                        1,563,540
     360,000   Hertz Corp., 7.4%, 3/1/11                                                            391,334
   2,000,000   Hyundai Motor Co Ltd., 5.3%, 12/19/08                                              2,052,836
                                                                                   $              4,526,363
               Total Automobiles & Components                                      $              4,681,043
               Hotels, Restaurants & Leisure - 0.8 %
               Hotels, Resorts & Cruise Lines - 0.8 %
   1,885,000   Hilton Hotels, 7.625%, 12/1/12                                      $              2,191,313
               Total Hotels, Restaurants & Leisure                                 $              2,191,313
               Media - 2.3 %
               Broadcasting & Cable TV - 1.0 %
   2,500,000   Rogers Cable Inc., 7.875%, 5/1/12                                   $              2,718,750
               Movies & Entertainment - 0.5 %
   1,250,000   AOL Time Warner, Inc., 6.875%, 5/1/12                               $              1,394,596
               Publishing - 0.8 %
   1,550,000   News America Holdings, 8.5%, 2/23/25                                $              1,967,697
               Total Media                                                         $              6,081,043
               Retailing - 1.2 %
               Department Stores - 0.3 %
     850,000   J.C. Penney Co., 7.125%, 11/15/23                                   $                898,875
               Specialty Stores - 0.9 %
   1,825,000   Toys R Us, 7.875%, 4/15/13 (b)                                      $              1,820,438
     580,000   Toys R Us 7.375%, 10/15/18                                                           537,950
                                                                                   $              2,358,388
               Total Retailing                                                     $              3,257,263
               Food & Drug Retailing - 0.4 %
               Hypermarkets & Supercenters - 0.4 %
   1,000,000   Wal-Mart Stores, Inc., 8.62%, 1/1/10                                $              1,085,080
               Total Food & Drug Retailing                                         $              1,085,080
               Food, Beverage & Tobacco - 0.5 %
               Tobacco - 0.5 %
   1,225,000   Altria Group Inc., 7.0%, 11/4/13                                    $              1,278,120
               Total Food, Beverage & Tobacco                                      $              1,278,120
               Health Care Equipment & Services - 2.0 %
               Health Care Facilities - 1.2 %
     425,000   Province Healthcare, 7.5%, 6/1/13                                   $                479,188
   2,660,000   HCA Inc., 6.3%, 10/1/12                                                            2,757,806
                                                                                   $              3,236,994
               Health Care Supplies - 0.8 %
   1,874,000   Bausch & Lomb, 7.125%, 8/1/28                                       $              1,981,523
               Total Health Care Equipment & Services                              $              5,218,517
               Banks - 1.2 %
               Regional Banks - 0.5 %
   1,250,000   Hudson United Bank, 7.0%, 5/15/12                                   $              1,391,179
               Thrifts & Mortgage Finance - 0.7 %
   1,900,000   Sovereign Bank, 5.125%, 3/15/13                                     $              1,894,277
               Total Banks                                                         $              3,285,456
               Diversified Financials - 3.5 %
               Investment Banking & Brokerage - 0.8 %
     750,000   Refco Finance Holdings, 9.0%, 08/01/12 (144A)                       $                800,625
   1,275,000   E*Trade Financial Corp., 8.0%, 6/15/11 (144A)                                      1,326,000
                                                                                   $              2,126,625
               Diversified Financial Services - 1.7 %
   2,450,000   Brascan Corp., 5.75%, 3/1/10                                        $              2,592,980
   2,250,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)                                         2,182,158
                                                                                   $              4,775,138
               Specialized Finance - 0.9 %
   2,100,000   GATX Financial Corp., 8.875%, 6/1/09                                $              2,437,848
               Total Diversified Financials                                        $              9,339,611
               Insurance - 5.3 %
               Life & Health Insurance - 1.6 %
   1,500,000   Presidential Life Corp., 7.875%, 2/15/09                            $              1,500,000
   2,850,000   Provident Companies Inc., 7.0%, 7/15/18 (b)                                        2,800,125
                                                                                   $              4,300,125
               Multi-Line Insurance - 1.4 %
   1,950,000   Loew Corp., 5.25%, 3/15/16                                          $              1,963,285
   1,700,000   Allmerica Financial Corp., 7.625%, 10/15/25                                        1,691,500
                                                                                   $              3,654,785
               Property & Casualty Insurance - 1.3 %
   2,010,000   Kingsway America Inc. 7.5%, 2/1/14                                  $              2,084,364
   1,325,000   Arch Capital Group Ltd., 7.35%, 5/1/34                                             1,372,159
                                                                                   $              3,456,523
               Reinsurance - 0.9 %
   2,400,000   Odyssey Re Holdings, 7.65%, 11/1/13                                 $              2,617,682
               Total Insurance                                                     $             14,029,115
               Real Estate - 3.7 %
               Real Estate Management & Development - 0.8 %
   2,200,000   Forest City Enterprises, 7.625%, 6/1/15                             $              2,310,000
               Real Estate Investment Trusts - 2.8 %
   1,450,000   Hospitality Properties Trust, 6.75%, 2/15/13                        $              1,558,968
     935,000   Health Care Real Estate Investment Trusts, Inc., 8.0%, 9/12/12                     1,081,477
     775,000   Health Care Real Estate Investment Trusts, Inc, 6.0%, 11/15/13                       795,442
     750,000   Mack-Cali Realty Corp., 4.6%, 6/15/13                                                722,313
     890,000   Crescent Real Estate, 7.5%, 9/15/07                                                  910,025
   1,100,000   Colonial Reality LP, 6.15%, 4/15/13                                                1,155,645
   1,250,000   Meristar Hospitality Corp., 9.125%, 1/15/11                                        1,309,375
                                                                                   $              7,533,245
               Total Real Estate                                                   $              9,843,245
               Technology Hardware & Equipment - 2.7 %
               Communications Equipment - 0.8 %
   2,320,000   Corning, Inc., 5.9%, 3/15/14                                        $              2,267,631
               Computer Hardware - 0.8 %
   2,000,000   NCR Corp., 7.125%, 6/15/09                                          $              2,217,980
               Technology Distributors - 1.1 %
   2,600,000   Arrow Electronic Inc., 6.875%, 7/1/13                               $              2,813,260
               Total Technology Hardware & Equipment                               $              7,298,871
               Telecommunication Services - 2.6 %
               Integrated Telecommunication Services - 1.7 %
     300,000   AT&T Corp., 7.75%, 03/01/07                                         $                300,000
   2,600,000   Intelsat Ltd., 6.5%, 11/1/13                                                       2,132,000
   2,000,000   Telecom Italia S.p.A., 5.25%, 11/15/13 (144A)                                      2,037,734
                                                                                   $              4,469,734
               Wireless Telecommunication Services - 0.9 %
   2,000,000   AT&T Wireless, 8.125%, 5/1/12                                       $              2,416,654
               Total Telecommunication Services                                    $              6,886,388
               Utilities - 2.9 %
               Electric Utilities - 1.1 %
   1,871,500   FLP Energy American Wind LLC, 6.639%, 6/20/23 (144A)                $              1,962,530
   1,000,000   MSW Energy Holdings, 7.375%, 9/1/10                                                1,050,000
                                                                                   $              3,012,530
               Multi-Utilities & Unregulated Power - 1.8 %
   3,045,000   Illinova Corp., 7.5%, 6/15/09                                       $              3,471,300
     500,000   Reliant Resources, Inc., 9.25%, 7/15/10                                              536,875
     750,000   Reliant Energy, Inc., 9.5%, 7/15/13                                                  814,688
                                                                                   $              4,822,863
               Total Utilities                                                     $              7,835,393
               TOTAL CORPORATE BONDS
               (Cost   $107,138,440)                                               $            112,812,282

               U.S. GOVERNMENT AGENCY OBLIGATIONS - 50.6 %
     707,781   Government National Mortgage Association, 6.00%, 1/15/33            $                734,894
     909,298   Government National Mortgage Association, 6.00%, 7/15/33                             907,046
     363,175   Government National Mortgage Association, 6.00% 11/15/32                             377,122
     839,864   Government National Mortgage Association, 6.00%, 3/15/33                             872,037
   1,061,412   Government National Mortgage Association, 6.00%, 4/15/33                           1,102,072
     386,192   Government National Mortgage Association, 6.5%, 1/15/34                              407,770
   2,278,410   Government National Mortgage Association, 5.00%, 4/15/34                           2,270,235
   3,975,441   Government National Mortgage Association, 5.50%, 7/15/34                           4,050,624
     620,404   Government National Mortgage Association, 6.50%, 2/15/32                             655,234
      30,336   Government National Mortgage Association, 6.00%, 3/15/32                              31,501
     716,248   Government National Mortgage Association, 7.50% 12/15/31                             771,460
     555,493   Government National Mortgage Association, 6.0%, 10/15/32                             576,826
     523,829   Government National Mortgage Association, 6.00%, 2/15/33                             543,895
     595,479   Government National Mortgage Association, 5.50%, 10/15/17                            621,626
   1,018,789   Government National Mortgage Association, 6.0%, 5/15/17                            1,076,345
     170,021   Government National Mortgage Association, 6.5%, 5/15/32                              179,567
   1,343,804   Government National Mortgage Association, 6.00%, 3/15/33                           1,395,281
     604,479   Government National Mortgage Association, 6.50%,  9/15/32                            638,415
   1,971,671   Government National Mortgage Association, 6.0%, 5/15/33                            2,047,200
     542,296   Government National Mortgage Association, 6.00%,  9/15/32                            563,122
  11,869,461   Government National Mortgage Association II, 6.00%, 11/20/33                      12,305,616
     473,142   Government National Mortgage Association II, 5.50%, 2/20/34                          481,201
   2,869,211   Government National Mortgage Association II,  5.50%, 3/20/34                       2,918,080
   2,435,901   Government National Mortgage Association, 5.50%, 4/20/34                           2,477,389
   1,237,072   Government National Mortgage Association, 6.0%, 3/15/33                            1,284,461
     471,639   Government National Mortgage Association, 6.50%, 10/15/31                            498,194
     715,665   Government National Mortgage Association I, 6.00%, 2/15/29                           742,903
     506,310   Government National Mortgage Association, 6.5%, 8/15/32                              534,735
   2,204,993   Government National Mortgage Association, 6.0%, 3/15/33                            2,289,460
     224,898   Government National Mortgage Association, 6.0%,  6/18/33                             233,513
      56,582   Government National Mortgage Association, 6.5%, 6/15/31                               59,768
     362,520   Government National Mortgage Association,  5.5%, 12/15/18                            378,174
     232,392   Government National Mortgage Association, 7.0%, 6/15/31                              247,936
     832,395   Government National Mortgage Association, 6.5%, 3/15/29                              880,370
      51,980   Government National Mortgage Association, 6.0%, 9/15/32                               53,977
     935,492   Government National Mortgage Association, 6.5%, 5/15/29                              989,887
     513,497   Government National Mortgage Association, 7.00%, 11/15/28                            548,554
     370,728   Government National Mortgage Association, 6.5%, 5/15/31                              391,656
     418,343   Government National Mortgage Association, 7.0%, 6/15/31                              446,541
   1,836,920   Government National Mortgage Association, 6.00%, 1/15/33                           1,907,724
   1,563,099   Government National Mortgage Association, 6.0%, 3/15/33                            1,623,423
   1,996,168   Government National Mortgage Association, 6.0%, 3/15/33                            2,073,398
     634,086   Federal Home Loan Mortgage Corp., 6.00%, 1/1/33                                      655,853
     925,839   Federal Home Loan Mortgage Corp., 6.00%, 3/1/33                                      957,646
     153,547   Federal Home Loan Mortgage Corp., 6.0%, 3/1/33                                       158,818
   1,093,080   Government National Mortgage Association, 5.0%, 9/15/33                            1,090,373
   1,308,750   Government National Mortgage Association, 6.0%, 10/15/33                           1,358,885
      24,174   Government National Mortgage Association, 6.5%, 10/15/33                              25,532
   2,968,682   Government National Mortgage Association, 4.50%, 8/15/33                           2,883,136
   2,207,503   Government National Mortgage Association, 4.50%, 8/15/33                           2,143,891
   1,431,509   Government National Mortgage Association, 4.50%, 9/15/33                           1,390,258
   1,565,870   Government National Mortgage Association, 4.50%, 10/15/33                          1,520,748
     815,436   Government National Mortgage Association, 6.5%, 1/15/34                              860,997
   1,108,965   Federal Home Loan Mortgage Corp., 6.5%, 10/1/33                                    1,168,607
     436,868   Federal Home Loan Mortgage Corp., 6.0%, 01/01/34                                     451,865
     227,513   Federal Home Loan Mortgage Corp., 6.50%, 07/01/32                                    238,858
   3,042,087   Federal Home Loan Mortgage Corp., 6.00%, 3/1/33                                    3,146,595
   1,272,687   Federal Home Loan Mortgage Corp., 5.50%,  9/1/33                                   1,292,900
   2,445,776   Federal Home Loan Mortgage Corp., 6.0%, 9/1/33                                     2,529,737
   6,758,167   Federal Home Loan Mortgage Corp., 6.0%,  5/1/34                                    6,988,005
   2,304,529   Federal Home Loan Mortgage Corp., 5.50%, 12/01/18                                  2,391,915
   1,077,318   Federal Home Loan Mortgage Corp., 6.5%, 10/01/33                                   1,136,605
     706,439   Federal Home Loan Mortgage Corp., 6.50%, 07/01/33                                    744,615
   1,576,878   Federal Home Loan Mortgage Corp., 6.00%, 12/01/33                                  1,631,011
     358,755   Federal Home Loan Mortgage Corp., 6.00%, 12/01/33                                    372,000
     460,898   Federal Home Loan Mortgage Corp., 6.00%, 12/01/33                                    476,720
   1,288,878   Federal Home Loan Mortgage Corp., 6.0%, 5/1/34                                     1,332,711
   1,132,473   Federal Home Loan Mortgage Corp., 6.00%,  02/01/33                                 1,171,827
      34,081   Federal Home Loan Mortgage Corp., 8.00% 09/15/06                                      34,193
       8,760   Federal Home Loan Mortgage Corp., 7.50%, 7/01/30                                       9,402
      10,186   Federal Home Loan Mortgage Corp., 7.00%, 12/1/30                                      10,814
       4,287   Federal Home Loan Mortgage Corp., 10.50%, 4/01/19                                      4,842
     148,556   Federal National Mortgage Association, 7.00%, 10/25/07                               153,880
      25,202   Federal National Mortgage Association, 10.30%, 4/25/19                                27,591
       7,751   Federal National Mortgage Association, 10.30%, 4/25/19                                 9,608
      53,318   Federal National Mortgage Association, 11.00%, 6/01/19                                60,699
         351   Federal National Mortgage Association, 10.00%, 7/01/19                                   363
      18,321   Federal National Mortgage Association, 7.50%, 8/01/20                                 19,653
   1,499,119   Federal National Mortgage Association, 6 6% 02/1/33                                1,553,449
      88,991   Federal National Mortgage Association, 7.0%,  7/1/22                                  94,592
     234,067   Federal National Mortgage Association, 7.00%, 8/1/31                                 248,372
     137,656   Federal National Mortgage Association, 6.00%, 2/01/32                                142,686
       6,332   Federal National Mortgage Association, 7.50%, 04/01/30                                 6,787
     142,774   Federal National Mortgage Association, 7.00%, 4/01/31                                151,532
      14,574   Federal National Mortgage Association, 7.00%, 12/01/30                                15,468
      59,591   Federal National Mortgage Association,  7.0%, 12/01/30                                63,247
      32,579   Federal Home Loan Mortgage Corp., 6.50%, 04/1/31                                      34,197
      24,129   Federal Home Loan Mortgage Corp., 7.00%, 06/01/31                                     25,604
     172,548   Federal National Mortgage Association, 6.50%, 8/01/31                                181,114
     181,504   Federal National Mortgage Association, 6.50%, 9/01/31                                190,515
     168,898   Federal National Mortgage Association, 7.00%, 9/01/31                                179,219
     157,006   Federal National Mortgage Association, 6.50%, 10/01/31                               164,801
     357,170   Federal National Mortgage Association, 6.50%, 06/01/31                               374,903
      83,171   Federal National Mortgage Association, 6.50%, 10/01/31                                87,300
      12,220   Government National Mortgage Association II, 6.50%, 3/20/29                           12,902
     431,610   Government National Mortgage Association II, 7.00%, 1/20/29                          459,074
      24,662   Government National Mortgage Association II, 6.50%, 2/20/29                           26,037
      32,283   Government National Mortgage Association II, 7.00%, 12/20/30                          34,378
      36,004   Government National Mortgage Association, 7.50%, 10/15/29                             38,803
      34,894   Government National Mortgage Association, 7.50%,2/15/26                               37,688
      87,516   Government National Mortgage Association, 7.50%, 5/15/27                              94,398
      78,650   Government National Mortgage Association, 7.0%, 12/15/30                              83,952
      87,933   Government National Mortgage Association, 6.50% , 2/15/29                             93,001
      42,669   Government National Mortgage Association, 7.00%, 12/15/30                             45,545
      57,484   Government National Mortgage Association, 7.00%, 12/15/13                             61,353
     234,371   Government National Mortgage Association, 7.00%, 4/15/29                             250,169
     144,355   Government National Mortgage Association, 6.50%, 3/15/29                             152,675
      95,625   Government National Mortgage Association, 7.50%, 8/15/29                             103,058
     150,290   Government National Mortgage Association, 6.5, 3/15/31                               158,753
      87,483   Government National Mortgage Association, 7.00%, 2/15/30                              93,380
      25,776   Government National Mortgage Association, 7.75%, 2/15/30                              27,972
      87,438   Government National Mortgage Association, 7.00%, 3/15/31                              93,287
      38,248   Government National Mortgage Association, 7.50%, 2/15/31                              41,196
      54,363   Government National Mortgage Association, 7.0%, 4/15/31                               57,999
      41,040   Government National Mortgage Association, 10.00%, 7/15/20                             46,216
       2,384   Government National Mortgage Association, 10.00%, 1/15/18                              2,679
       7,748   Government National Mortgage Association, 10.00%, 1/15/18                              8,708
      13,043   Government National Mortgage Association, 10.00%, 1/15/06                             13,819
       4,314   Government National Mortgage Association, 9.50%, 5/15/20                               4,893
     224,914   Government National Mortgage Association, 7.00%, 11/15/28                            240,270
     288,642   Federal National Mortgage Association, 7.00%  01/01/32                               306,282
     491,253   Federal National Mortgage Association, 6.50%, 10/01/32                               515,652
     700,538   Federal National Mortgage Association, 6.00%, 06/01/16                               735,063
   1,343,621   Federal National Mortgage Association, 6.00%, 10/1/32                              1,392,315
     213,118   Federal National Mortgage Association, 6.5%,  5/1/31                                 223,698
     227,194   Federal National Mortgage Association, 7.00% 12/01/31                                241,078
     439,789   Federal National Mortgage Association, 6.5%, 3/01/32                                 461,632
     159,877   Federal National Mortgage Association, 6.50%, 2/01/32                                167,815
     251,125   Federal National Mortgage Association, 6.50%, 2/01/32                                263,597
   3,287,000   Federal National Mortgage Association, 6.00%, 4/1/33                               3,405,861
     308,798   Federal National Mortgage Association, 6.0%, 11/01/32                                319,989
   3,848,627   Federal National Mortgage Association, 6.0%,  7/1/33                               3,987,797
   2,952,223   Federal National Mortgage Association, 5.50%, 07/01/33                             2,997,784
   1,274,951   Federal National Mortgage Association, 5.5%, 4/1/19                                1,320,573
   1,406,703   Federal National Mortgage Association, 5.5%, 11/1/33                               1,428,413
   1,664,936   Federal National Mortgage Association, 5.50%, 12/01/18                             1,723,399
   1,930,595   Federal National Mortgage Association, 6.00%, 4/1/34                               1,999,851
   4,877,494   Federal National Mortgage Association, 5.5%, 9/1/19                                5,047,050
   1,992,614   Federal National Mortgage Association, 6.0%, 9/01/34                               2,064,095
   1,000,000   U.S. Treasury Bonds, 8.00%, 11/15/21                                               1,374,570
   6,620,000   US Treasury Notes, 5.375%, 2/15/31                                                 7,091,675
                                                                                   $            134,504,565
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost   $133,227,056)                                               $            134,504,565

               MUNICIPAL BONDS - 0.8 %
               Government - 0.8 %
   1,225,000   District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15$              1,166,470
     555,000   Tobacco Settlement Authority Iowa, 6.79%, 6/1/10                                     557,991
     500,000   Tobacco Settlement Financing Corporation Revenue, 5.875%, 5/15/39                    427,015
                                                                                   $              2,151,476
               Total Government                                                    $              2,151,476
               TOTAL MUNICIPAL BONDS
               (Cost   $2,045,651)                                                 $              2,151,476

                                                                                             Value
               TEMPORARY CASH INVESTMENTS - 4.8 %
               Repurchase Agreement - 4.8 %
 $12,800,000   UBS Warburg, Inc., 1.50%, dated 9/30/04, repurchase price of $12,800,000 plus accrued interest on 10/1/04, collateralized by $13,008,000
               U.S. Treasury Note, 1.75%, 12/31/04                                 $             12,800,000
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost   $12,800,000)                                                $             12,800,000

               TOTAL INVESTMENT IN SECURITIES - 102.1%
               (Cost   $247,724,269)(a)                                            $            271,542,139

               OTHER ASSETS AND LIABILITIES - (2.1)%                               $            (5,706,223)

               TOTAL NET ASSETS - 100.0%                                           $            265,835,916

       144A    Security is exempt from registration under Rule 144A of the Securities Act of 1933.
               Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 30, 2004, the value of these securities amounted to
               $18,141,436 or 6.8% of net assets.

        (a)    At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $247,740,496 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost                           $      26,637,043

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value                                  (2,835,400)

               Net unrealized gain                                                 $      23,801,643

        (b)    At September 30, 2004, the following securities were out on loan:

                                                                                            Market
   Shares                                  Description                                       Value
     862,500   JLG Industries Inc., 8.375%, 6/15/12                                $                922,582
     537,500   Provident Companies Inc., 7.0%, 7/15/18                                              536,037
   1,733,750   Toys R Us, 7.875%, 4/15/13                                                         1,792,373
               Total                                                               $              3,250,992


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.